Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
19.	FINANCIAL INSTRUMENTS

Information on the Company's financial instruments was as follows:

(In Thousands)

	December 31
	2020		2019
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$18,752	$18,752	$10,696	$10,696
Restricted cash	37	37	35	35
Short-term investments	29,054	29,054	35,693	35,693
Long-term investments	992	992	4,172	4,172

The carrying amounts of cash and cash equivalents, restricted cash and short-term investments reported in the consolidated balance sheets approximate their estimated fair values.

Long-term investments in equity securities are reported at fair value for the year ended
December 31, 2020
and
2019.
The Company utilizes the measurement alternative for equity investments in privately held companies without readily determinable fair values and revalues these investments at cost less impairment, plus or minus observable price changes (in orderly transactions) of an identical or similar investment of the same issuer.